Summary of Warrant Activity (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
		Sep. 18, 2023	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Successor	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Number of warrants, outstanding beginning balance							246,594
Number of warrants, granted							1,152,467
Number of warrants, outstanding ending balance			246,594	246,594	1,039,384		1,039,384			246,594
Number of warrants, exercisable ending balance					832,690		832,690
Weighted average exercise price, Exercisable					$ 123.37		$ 123.37
Number of warrants, Exercised							474,071
Weighted average exercise price, beginning balance							$ 376.11
Weighted average exercise price, granted							$ 13.58
Number of warrants, exercised							(474,071)
Weighted average exercise price, exercised							$ 5.33
Number of warrants, forfeited							(2,796)
Weighted average exercise price, forfeited							$ 109.69
Number of warrants, repriced - old	[1]						(24,672)
Weighted average Repriced price	[1]						$ 402.50
Number of warrants, repriced - new	[1]						141,868
Weighted average repriced price	[1]						$ 70.00
Number of warrants, repriced - old two	[2]						(39,372)
Weighted average Repriced price two	[2]						$ 35.00
Number of warrants, repriced - new two	[2]						39,372
Weighted average repriced price new two	[2]						$ 5.78
Number of warrants, repriced - old three	[3]						(203,464)
Weighted average Repriced price three	[3]						$ 5.78
Number of warrants, repriced - new three	[3]						203,464
Weighted average repriced price new three	[3]						$ 4.75
Weighted average exercise price, ending balance			$ 376.11	$ 376.11	$ 100.25		$ 100.25			$ 376.11
Weighted average remaining life in years, outstanding							4 years 7 months 6 days
Aggregate intrinsic value, ending balance
Weighted average remaining life in years, exercisable							4 years 4 months 24 days
Aggregate intrinsic value, exercisable
Predecessor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]						Predecessor		Predecessor	Predecessor		Predecessor
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, outstanding beginning balance				246,594			246,594
Weighted average exercise price, outstanding, beginning balance				$ 376.11			$ 376.11
Number of warrants, granted
Weighted average exercise price, issued
Number of warrants, outstanding ending balance			246,594	246,594	1,039,384		1,039,384		246,594	246,594
Weighted average exercise price, outstanding, ending balance			$ 376.11	$ 376.11					$ 376.11	$ 376.11
Weighted average remaining life, outstanding				4 years 9 months 18 days
Aggregate intrinsic value, outstanding, ending balance
Number of warrants, exercisable ending balance			244,598	244,598	833,924		833,924			244,598
Weighted average exercise price, Exercisable			$ 376.11	$ 376.11						$ 376.11
Weighted average remaining life, exercisable				4 years 9 months 18 days
Aggregate intrinsic value, exercisable, ending balance
Weighted average repriced price		$ 4.75
Warrant [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, outstanding beginning balance				8,560,562				2,154,352	2,154,352	2,154,352
Weighted average exercise price, outstanding, beginning balance				$ 1.52				$ 1.98	$ 1.98	$ 1.98
Number of warrants, granted									6,406,210
Weighted average exercise price, issued									$ 1.37
Number of warrants, outstanding ending balance									8,560,562		2,154,352
Weighted average exercise price, outstanding, ending balance									$ 1.52		$ 1.98
Weighted average remaining life, outstanding									1 year 9 months 18 days
Aggregate intrinsic value, outstanding, ending balance									$ 59,681
Number of warrants, exercisable ending balance									8,560,562
Weighted average exercise price, Exercisable									$ 1.55
Weighted average remaining life, exercisable									3 years 10 months 24 days
Aggregate intrinsic value, exercisable, ending balance									$ 34,203
Number of warrants, Exercised
Weighted average exercise price, exercised
Number of warrants, exercised

[1]	Warrants represent the reset of the exercise price of the PIPE Warrants to purchase 24,671 shares of common stock to their floor price of $70.00 per share.
[2]	Warrants represent the reset of the exercise price of certain April 28, 2023 offering warrants to purchase 39,371 shares of common stock to a price of $5.79 per share.
[3]	Warrants represent the reset of the exercise price of certain July 26, 2023 offering warrants to purchase 203,463 shares of common stock to a price of $4.75 per share.